CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Products	$ 62,642	$ 77,240	$ 66,318
Services	37,325	39,946	30,227
Total revenues	99,967	117,186	96,545
Cost of revenues:
Products	26,707	27,389	20,572
Services	6,720	7,350	6,246
Total cost of revenues	33,427	34,739	26,818
Gross profit	66,540	82,447	69,727
Operating expenses:
Research and development (net of grant participations of $1,252, $984 and $1,051 for the years ended December 31, 2015, 2014 and 2013, respectively)	26,422	29,014	27,022
Sales and marketing	43,318	44,599	39,817
General and administrative	12,702	11,941	9,952
Total operating expenses	82,442	85,554	76,791
Operating loss	(15,902)	(3,107)	(7,064)
Financial income (expense), net	(584)	660	727
Loss before income tax expense	(16,486)	(2,447)	(6,337)
Income tax expense	3,356	50	120
Net loss	(19,842)	(2,497)	(6,457)
Unrealized loss on available-for-sale marketable securities	(261)	(205)	(20)
Unrealized gain (loss) on foreign currency cash flow hedges transactions	1,411	(1,781)	(1,374)
Total comprehensive loss	$ (18,692)	$ (4,483)	$ (7,851)
Net loss per share:
Basic and diluted	$ (0.59)	$ (0.08)	$ (0.20)
Weighted average number of shares used in per share computations of net loss:
Basic and diluted	33,419,917	33,143,168	32,680,766